Long Term Debt - Summary of Long Term Debt (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Long term debt
Convertible debt			₨ 3,600,700
Secured debt	₨ 32,697,568	$ 504,203	19,229,710
Total debt	32,697,568	504,203	22,830,410
Total debt	32,697,568	504,203	22,830,410
Less current portion	1,554,806	23,975	4,477,696
Long-term debt, non-current	31,142,762	480,228	18,352,714
Secured Foreign Currency Term Loans [Member]
Long term debt
Secured debt	5,385,949	83,052	5,889,467
Secured Indian Rupee Term Loans [Member]
Long term debt
Secured debt	₨ 27,311,619	$ 421,151	13,340,243
Compulsorily Convertible Debentures 5.0% - DEG [Member]
Long term debt
Convertible debt			1,272,400
Compulsorily Convertible Debentures 10.0% - IFC [Member]
Long term debt
Convertible debt			478,900
Compulsorily Convertible Debentures 0% - IFC II [Member]
Long term debt
Convertible debt			140,100
Compulsorily Convertible Debentures 5% - IFC III [Member]
Long term debt
Convertible debt			241,100
Series E Compulsorily Convertible Preferred Shares [Member]
Long term debt
Convertible debt			837,300
Series G Compulsorily Convertible Preferred Shares [Member]
Long term debt
Convertible debt			₨ 630,900